SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of supplementary cash flow information [abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

24. SUPPLEMENTARY CASH FLOW INFORMATION

	For the year ended December 31,
	2022	2021
Change in non-cash working capital items
Accounts receivable	(3,602)	(2,915)
Inventories	(14,035)	(16,713)
Prepaids	(1,835)	(1,921)
Accounts payable and accrued liabilities[1]	14,704	(12,984)
Advance payment on product sales	1,159	5,297
Interest payable	100	65
Mineral tax payable	(1,937)	(2,800)
	(5,446)	(31,971)
Non-cash investing and financing activities
Assets acquired under capital lease	489	1,644
Right-of-use assets	11,893	4,398

[1]Excludes accounts payable and accrued liability changes on capital expenditures.